CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
LIABILITIES AND SHAREHOLDERS' EQUITY
Outstanding amount on credit facility	$ 132,000	$ 47,000
SHAREHOLDERS' EQUITY
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred Stock, shares issued (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	200,000,000	200,000,000
Common Stock, shares issued (in shares)	23,431,370	23,431,370
Common Stock, shares outstanding (in shares)	20,686,847	22,560,531